LAND USE RIGHTS (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Use Rights [Member]
Amortization of Intangible Assets	¥ 26,843	$ 4,055	¥ 0	¥ 0